Income Tax Expense (Details) - Schedule of Deferred Tax Assets and Liabilities - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Allowance for doubtful accounts	$ 3,567	$ 1,271
Operating lease liabilities	7,791	5,458
Net operating loss carried forward	18,572	1,659
Balance at the end of the year	29,930	8,388
Deferred tax liabilities:
Operating lease right-of-use assets	(7,806)	(5,448)
Balance at the end of the year	(7,806)	(5,448)
Deferred tax assets, net	$ 22,124	$ 2,940